Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Crescent Acquisition Corp
Initial Public Offering

3. Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 25,000,000 Units at a price of $10.00 per Unit. The Sponsor purchased an aggregate of 7,000,000 warrants at a price of $1.00 per warrant in a private placement that closed simultaneously with the Initial Public Offering.

Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-half of one warrant (“Public Warrants”, and collectively with the Private Placement Warrants (as defined in Note 4), the “Warrants”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of equity or equity-linked securities). No fractional warrants will be issued upon separation of the Units and only whole Public Warrants will trade. Each Public Warrant will become exercisable on the later of 30 days after the completion of the Company’s initial business combination or 12 months from the closing of the Initial Public Offering and will expire five years after the completion of the Company’s initial business combination or earlier upon redemption or liquidation. Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sent the notice of redemption to the Public Warrant holders.

The Company granted the underwriters a 45-day option to purchase up to 3,750,000 additional Units to cover any over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. The Units that would be issued in connection with the over-allotment option would be identical to the Units issued in the Initial Public Offering. In April 2019, the Underwriters’ over-allotment option expired unexercised by the underwriters.

The Company paid an underwriting discount of 2.0% of the gross offering proceeds to the underwriters at the closing of the Initial Public Offering ($5,000,000), with an additional fee (the “Deferred Underwriting Fee”) of 3.5% of the gross offering proceeds ($8,750,000) payable upon the Company’s completion of an initial business combination. The Deferred Underwriting Fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes an initial business combination.

4. Initial Public Offering

Pursuant to the Initial Public Offering, the Company sold 25,000,000 Units at a price of $10.00 per Unit. The Sponsor purchased an aggregate of 7,000,000 warrants at a price of $1.00 per warrant in a private placement that closed simultaneously with the Initial Public Offering.

Each Unit consists of one share of the Company’s Class A common stock, $0.0001 par value, and one-half of one warrant (“Public Warrants”, and collectively with the Private Placement Warrants, the “Warrants”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share (subject to adjustment for stock splits, stock dividends, reorganizations, recapitalizations and the like and for certain issuances of equity or equity-linked securities). No fractional warrants will be issued upon separation of the Units and only whole Public Warrants will trade. Each Public Warrant will become exercisable on the later of 30 days after the completion of the Company’s initial business combination or 12 months from the closing of the Initial Public Offering and will expire five years after the completion of the Company’s initial business combination or earlier upon redemption or liquidation. Once the Public Warrants become exercisable, the Company may redeem the outstanding Public Warrants in whole and not in part at a price of $0.01 per Public Warrant upon a minimum of 30 days’ prior written notice of redemption, if and only if the last sale price of the Company’s Class A common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sent the notice of redemption to the Public Warrant holders.

The Company granted the underwriters a 45-day option to purchase up to 3,750,000 additional Units to cover any over-allotments at the Initial Public Offering price less the underwriting discounts and commissions. The Units that would be issued in connection with the over-allotment option would be identical to the Units issued in the Initial Public Offering. In April 2019, the Underwriters’ over-allotment option expired unexercised by the underwriters.

The Company paid an underwriting discount of 2.0% of the gross offering proceeds to the underwriters at the closing of the Initial Public Offering ($5,000,000), with an additional fee (the “Deferred Underwriting Fee”) of 3.5% of the gross offering proceeds ($8,750,000) payable upon the Company’s completion of an initial business combination. The Deferred Underwriting Fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event the Company completes its initial business combination.